FAIR VALUE MEASUREMENT - Level 3 Reconciliation (Details) - CNY (¥)	12 Months Ended	36 Months Ended
	Dec. 31, 2018	Dec. 31, 2020
Level 3 Reconciliation
Conversion to Series A-3 Preferred Shares		¥ (628,062,274)
Convertible Loan
Level 3 Reconciliation
Convertible loan - beginning of year	¥ 151,557,796	¥ 151,557,796
Change in fair value	34,499,858
Conversion to Series A-3 Preferred Shares	(181,112,874)
Foreign currency translation adjustment	¥ (4,944,780)